Notes to the Cash Flow Statement (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Interest paid	€ 536	€ 598	€ 842
Taxes paid	9	0	0
Interest received		€ 6	€ (3)